NORTHERN LIGHTS FUND TRUST II

January 2, 2015

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust II – SFG Futures Strategy Fund
Post-Effective Amendment No. 192 to the Registration Statement on Form N-1A
Registration File Nos. 333-174926 and 811-22549

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of its series the SFG Futures Strategy Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 192 (SEC Accession No. 0000910472-14-005866) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for the SFG Futures Strategy Fund, Class A shares, Class C shares, Class I shares and Class N shares; and
2.	Statement of Additional Information for the SFG Futures Strategy Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on December 23, 2014.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

Very truly yours,

s/ Kevin Wolf

Kevin Wolf

President